ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of details of the subsidiaries and VIE
			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic
Name	Incorporation	Incorporation	Ownership
Direct subsidiary:
Vimicro Corporation (“Vimicro China”)	PRC	October, 1999	100%
Direct subsidiaries of Vimicro China:
Viewtel Corporation(“Viewtel”)	United States of America	June, 1999	100%
Vimicro Electronics International Limited (“Vimicro Hong Kong”)	Hong Kong	May, 2002	100%
Vimicro Electronic Technology Corporation (“Vimicro Beijing”)	PRC	April, 2007	100%
Vimicro Electronics Corporation (“Vimicro Tianjin”)	PRC	December,2008	50.01%
Vimicro Guangdong Corporation (“Vimicro Guangdong”)	PRC	March, 2014	100%
Variable interest entity ("VIE") of Vimicro China:
Vimicro Sky-Vision Technology Corporation (“Vimicro Sky-Vision”)	PRC	March,2010	100%
Direct subsidiary of Vimicro Tianjin:
Guiyang Vimicro Electronics limited (“Vimicro Guiyang”)	PRC	January, 2012	100%
Direct subsidiary of Vimicro Beijing:
Jiangsu Vimicro Electronics limited (“Vimicro Jiangsu”)	PRC	December, 2007	100%
Direct subsidiary of Vimicro Guangdong:
Vimicro Fuzhou Corporation (“Vimicro Fuzhou”)	PRC	July, 2012	100%